Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies
Commitments and Contingencies

Note 28. Commitments and Contingencies

(a)

As of December 31, 2019 and 2020, the Company had entered into several contracts for the acquisition of equipment and computer software. Total contract prices amounted to $3,402 thousand and $4,893 thousand, respectively. As of December 31, 2019 and 2020, the remaining commitments were $2,380 thousand and  $3,902 thousand, respectively.

(b)

The Company from time to time is subject to claims regarding the proprietary use of certain technologies. Currently, management is not aware of any such claims that it believes could have a material adverse effect on the Company’s financial position or results of operations.

(c)

Since Himax Taiwan is not a listed company, it will depend on Himax Technologies, Inc. to meet its equity financing requirements in the future. Any capital contribution by Himax Technologies, Inc. to Himax Taiwan may require the approval of the relevant ROC authorities. The Company may not be able to obtain any such approval in the future in a timely manner, or at all. If Himax Taiwan is unable to receive the equity financing it requires, its ability to grow and fund its operations may be materially and adversely affected.

(d)

The Company has entered into several wafer fabrication or assembly and testing service arrangements with service providers. The Company may be obligated to make payments for purchase orders entered into pursuant to these arrangements. Contractual obligations resulting from above arrangements approximate  $129,420 thousand and $290,102 thousand as of December 31, 2019 and 2020, respectively.

(e)

The Company is involved in various claims arising in the ordinary course of business. In the opinion of management, the ultimate disposition of these matters will not have a material adverse effect on the Company’s consolidated financial position, results of operations, or liquidity. As of December 31, 2020, management is not aware of any pending litigation against the Company.